Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 10:-	PROPERTY AND EQUIPMENT, NET

	Computers	Office furniture and equipment	Right of use asses	Total
Cost:
Balance at January 1, 2024	$11	33	181	225
Additions	2	-	75	77
Disposals	(1)	(21)	(181)	(203)

Balance at December 31, 2024	12	12	75	99

Accumulated depreciation:
Balance at January 1, 2024	6	5	106	117
Depreciation	4	1	28	33
Disposals	(1)	(4)	(106)	(111)

Balance at December 31, 2024	9	3	28	40

Depreciated cost at December 31, 2024	3	9	47	59

Balance at January 1, 2023	$11	33	78	122
Additions	-	-	103	103

Balance at December 31, 2023	11	33	181	225

Accumulated depreciation:
Balance at January 1, 2023	3	3	59	65
Depreciation	3	2	47	52

Balance at December 31, 2023	6	5	106	117

Depreciated cost at December 31, 2023	5	28	75	108

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $37, $52 and $43, respectively.